ITEM 1. SCHEDULE OF INVESTMENTS
T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Par/Shares	Value
(Cost and value in $000s)
AUSTRALIA 0.1%
Corporate Bonds 0.1%
Australia & New Zealand Banking Group
4.45%, 2/5/15 (EUR) (1)	1,223,000	1,517
Westpac Banking, 2.875%, 6/25/08 (EUR)	659,000	789
Total Australia (Cost $2,369)		2,306
AUSTRIA 2.6%
Government Bonds 2.6%
Republic of Austria, 5.50%, 1/15/10	17,634,000	22,902
Republic of Austria, 5.875%, 7/15/06	16,928,000	20,715
Republic of Austria, 6.25%, 7/15/27	1,504,000	2,403
Total Austria (Cost $42,222)		46,020
BELGIUM 3.4%
Corporate Bonds 0.1%
Elia System Operator, 4.75%, 5/13/14	1,223,000	1,544
		1,544
Government Bonds 3.3%
Kingdom of Belgium, 4.25%, 9/28/13	23,850,000	29,940
Kingdom of Belgium, 5.00%, 3/28/35	2,633,000	3,696
Kingdom of Belgium, 6.25%, 3/28/07	7,617,000	9,518
Kingdom of Belgium, 7.00%, 5/15/06	12,226,000	14,908
		58,062
Total Belgium (Cost $60,670)		59,606
BRAZIL 1.4%
Government Bonds 1.4%
Brazil Letra Tesouro Nacional, Zero Coupon, 1/1/08	12,400,000	4,489
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/09	3,485,000	2,304
Brazil Notas Do Tesouro Nacional, 6.00%, 8/15/10	3,320,000	2,132
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/15	7,961,000	4,978
Brazil Notas Do Tesouro Nacional, 6.00%, 8/15/24	7,738,000	4,618
Brazil Notas Do Tesouro Nacional, 6.00%, 5/15/45	8,784,000	4,936
Republic of Brazil, 12.50%, 1/5/16	4,400,000	2,050
Total Brazil (Cost $25,810)		25,507
CANADA 1.2%
Government Bonds 1.2%
Government of Canada, 5.75%, 6/1/33	4,255,000	4,514
Province of Ontario, 5.00%, 3/8/14	10,458,000	9,268
Province of Quebec, 9.375%, 1/16/23	5,190,000	6,745
Total Canada (Cost $20,252)		20,527
CAYMAN ISLANDS 0.1%
Corporate Bonds 0.1%
BES, 6.25%, 5/17/11 (EUR)	1,129,000	1,505
Total Cayman Islands (Cost $1,563)		1,505
DENMARK 0.5%
Government Bonds 0.5%
Kingdom of Denmark, 5.00%, 11/15/13	33,415,000	5,867
Kingdom of Denmark, 7.00%, 11/10/24	11,285,000	2,537
Total Denmark (Cost $7,941)		8,404
FINLAND 0.4%
Corporate Bonds 0.1%
Nordea Bank, 5.75%, 3/26/14	1,598,000	2,045
		2,045
Government Bonds 0.3%
Republic of Finland, 5.00%, 7/4/07	4,233,000	5,257
		5,257
Total Finland (Cost $6,345)		7,302
FRANCE 10.9%
Corporate Bonds 0.6%
Aventis, 4.25%, 9/15/10	1,411,000	1,739
BNP Paribas, 5.25%, 12/17/12	1,129,000	1,473
Credit Agricole, 5.00%, 6/20/49 (GBP) (1)	1,300,000	2,209
France Telecom, 7.00%, 12/23/09	1,163,000	1,561
France Telecom, 8.125%, 1/28/33	286,000	476
Gie Suez Alliance, 5.125%, 6/24/15 (3)	1,129,000	1,462
Veolia Environment, 4.875%, 5/28/13	1,100,000	1,391
Vivendi Environment, 5.875%, 2/1/12	931,000	1,232
		11,543
Government Bonds 10.3%
Government of France, 4.00%, 10/25/14	38,500,000	47,521
Government of France, 5.00%, 10/25/16	7,054,000	9,431
Government of France, 5.50%, 4/25/10	45,080,000	58,778
Government of France, 5.50%, 4/25/29	19,749,000	29,276
Government of France, 5.75%, 10/25/32	23,794,000	36,906
		181,912
Total France (Cost $189,609)		193,455
GERMANY 14.4%
Corporate Bonds 0.6%
Deutsche Bank, 5.125%, 1/31/13	1,317,000	1,699
Deutsche Telekom, 6.625%, 7/11/11	1,411,000	1,913
Deutsche Telekom, 7.50%, 5/29/07	799,000	1,014
Energie Baden Wurttemberg Finance, 5.875%, 2/28/12	1,129,000	1,505
Kreditanstalt Fur Wiederaufbau, 4.70%, 6/2/37 (CAD)	5,250,000	4,409
		10,540
Government Bonds 13.8%
Aries Vermogensverwaltung, 9.60%, 10/25/14 (USD) (3)	6,500,000	8,133
Bundesrepublic, 3.25%, 7/4/15	29,780,000	34,703
Bundesrepublic, 4.00%, 1/4/37	4,700,000	5,704
Bundesrepublic, 4.25%, 1/4/14	20,850,000	26,175
Bundesrepublic, 4.50%, 1/4/13	20,220,000	25,707
Bundesrepublic, 4.75%, 7/4/28	8,998,000	12,107
Bundesrepublic, 4.75%, 7/4/34	7,383,000	10,085
Bundesrepublic, 5.50%, 1/4/31	10,985,000	16,413
Bundesrepublic, 6.00%, 7/4/07	40,572,000	50,925
KFW, 4.75%, 12/7/10 (GBP)	16,246,000	28,300
KFW, 5.50%, 12/7/15 (GBP)	4,355,000	8,039
KFW, 6.375%, 2/17/15 (NZD)	15,845,000	9,827
KFW, 6.50%, 11/15/11 (NZD)	13,555,000	8,428
		244,546
Total Germany (Cost $259,802)		255,086
GREECE 3.2%
Government Bonds 3.2%
Hellenic Republic, 2.75%, 6/21/06	45,000,000	54,613
Hellenic Republic, 4.60%, 5/20/13	2,163,000	2,749
Total Greece (Cost $56,477)		57,362

HONG KONG 0.1%
Corporate Bonds 0.1%
Hutchinson Whampoa, 5.875%, 7/8/13 (EUR)	733,000	961
Total Hong Kong (Cost $1,005)		961
HUNGARY 0.3%
Government Bonds 0.3%
Government of Hungary, 6.25%, 6/12/08	1,182,800,000	5,314
Total Hungary (Cost $6,135)		5,314
INDONESIA 0.5%
Government Bonds 0.5%
Republic of Indonesia, 6.875%, 3/9/17 (USD) (3)	6,700,000	6,633
Republic of Indonesia, 7.50%, 1/15/16 (USD) (3)	2,060,000	2,137
Total Indonesia (Cost $8,788)		8,770
IRELAND 0.9%
Corporate Bonds 0.3%
Bank of Ireland, 6.45%, 2/10/10	1,504,000	1,998
GE Capital UK Funding, 5.625%, 12/12/14 (GBP) (3)	1,504,000	2,727
		4,725
Government Bonds 0.6%
Republic of Ireland, 4.00%, 4/18/10	2,962,000	3,663
Republic of Ireland, 5.00%, 4/18/13	5,737,000	7,527
		11,190
Total Ireland (Cost $13,451)		15,915
ISRAEL 1.6%
Government Bonds 1.6%
State of Israel, 7.50%, 3/31/14	123,150,000	27,786
Total Israel (Cost $28,298)		27,786
ITALY 9.6%
Corporate Bonds 0.7%
Autostrade, 5.00%, 6/9/14	200,000	251
Banca Intesa, 5.85%, 5/8/14	1,598,000	2,059
Banca Monte Dei Paschi di Siena, 4.50%, 9/24/15
(Tender 9/24/10) (2)	1,598,000	1,974
Edison, 5.125%, 12/10/10	941,000	1,196
Lottomativa, 4.80%, 12/22/08	800,000	989
Olivetti Finance, 5.875%, 1/24/08	379,000	478
Olivetti Finance, 6.875%, 1/24/13	1,598,000	2,211
Olivetti Finance, 7.75%, 1/24/33	282,000	434
Sanpaolo IMI, 3.75%, 6/9/15	1,504,000	1,819
		11,411
Government Bonds 8.9%
Republic of Italy, 2.75%, 5/15/06	45,000,000	54,615
Republic of Italy, 4.25%, 8/1/14	13,261,000	16,527
Republic of Italy, 5.00%, 10/15/07	10,288,000	12,803
Republic of Italy, 5.50%, 11/1/10	12,979,000	17,010
Republic of Italy, 6.00%, 11/1/07	31,788,000	40,191
Republic of Italy, 6.00%, 5/1/31	8,418,000	12,812
Republic of Italy, 7.25%, 11/1/26	2,335,653	3,985
		157,943
Total Italy (Cost $152,274)		169,354
JAPAN 13.2%
Corporate Bonds 0.1%
Sumitomo Mitsui Bank, 4.375%, 12/31/49 (EUR)	850,000	1,005
		1,005
Government Bonds 13.1%
Government of Japan, 0.50%, 6/20/08	8,765,000,000	74,242
Government of Japan, 0.80%, 12/10/15	2,171,466,000	18,417
Government of Japan, 1.00%, 12/20/12	2,973,950,000	24,448
Government of Japan, 1.10%, 9/20/12	2,092,850,000	17,361
Government of Japan, 1.30%, 12/20/13	4,293,250,000	35,626
Government of Japan, 1.50%, 3/20/15	936,000,000	7,826
Government of Japan, 1.90%, 12/20/10	1,657,300,000	14,526
Government of Japan, 1.90%, 3/20/25	929,300,000	7,750
Government of Japan, 2.00%, 6/20/22	2,422,950,000	20,820
Government of Japan, 2.00%, 12/20/33	909,900,000	7,372
Government of Japan, 2.20%, 6/22/20	557,700,000	4,936
		233,324
Total Japan (Cost $245,925)		234,329
JERSEY 0.1%
Corporate Bonds 0.1%
Travelers Insurance, 5.75%, 12/6/11 (GBP)	1,504,000	2,710
Total Jersey (Cost $2,736)		2,710
LEBANON 0.1%
Government Bonds 0.1%
Lebanese Republic, 8.50%, 1/19/16 (USD) (3)	2,000,000	2,152
Total Lebanon (Cost $2,055)		2,152
MALAYSIA 0.3%
Government Bonds 0.3%
Government of Malaysia, 3.756%, 4/28/11	19,817,000	5,376
Total Malaysia (Cost $5,271)		5,376
MEXICO 5.3%
Corporate Bonds 0.5%
Pemex Project Funding Master Trust, 5.75%, 12/15/15 (USD)	8,720,000	8,343
		8,343
Government Bonds 4.8%
United Mexican States, 8.00%, 12/24/08	236,600,000	21,720
United Mexican States, 8.00%, 12/17/15	91,310,000	8,055
United Mexican States, 9.00%, 12/22/11	340,073,000	32,025
United Mexican States, 9.00%, 12/20/12	175,000,000	16,483
United Mexican States, 9.50%, 12/18/14	75,205,000	7,291
		85,574
Total Mexico (Cost $93,900)		93,917

NETHERLANDS 2.0%
Corporate Bonds 0.5%
Bank Nederlandse Gemeenten, 4.00%, 7/15/14	800,000	980
ING Bank, 5.50%, 1/4/12	1,129,000	1,476
Nell AF SARL, 8.375%, 8/15/15 (3)(4)	900,000	1,141
Rabobank Nederland, 3.125%, 7/19/10	800,000	948
RWE Finance, 5.375%, 4/18/08	847,000	1,064
RWE Finance, 6.375%, 6/3/13 (GBP)	1,504,000	2,817
		8,426
Government Bonds 1.5%
Government of Netherlands, 5.00%, 7/15/11	5,831,000	7,555
Government of Netherlands, 5.25%, 7/15/08	10,346,000	13,073
Government of Netherlands, 5.50%, 1/15/28	4,266,000	6,284
		26,912
Total Netherlands (Cost $32,373)		35,338
NIGERIA 0.0%
Warrants 0.0%
Central Bank of Nigeria, Warrants, 11/15/20 (USD) (5)	250	7
Total Nigeria (Cost $0)		7
POLAND 1.2%
Government Bonds 1.2%
Government of Poland, 5.75%, 6/24/08	31,600,000	10,072
Government of Poland, 6.00%, 5/24/09	32,400,000	10,440
Total Poland (Cost $20,647)		20,512
PORTUGAL 2.1%
Government Bonds 2.1%
Republic of Portugal, 3.00%, 7/17/06	26,333,000	31,991
Republic of Portugal, 5.15%, 6/15/11	3,668,000	4,767
Total Portugal (Cost $36,567)		36,758
SERBIA 0.2%
Government Bonds 0.2%
Republic of Serbia, 3.75%, 11/1/24 (GBP) (2)	4,805,000	4,349
Total Serbia (Cost $4,192)		4,349
SOUTH AFRICA 0.8%
Government Bonds 0.8%
Republic of South Africa, 13.00%, 8/31/10 (3)	77,118,000	15,168
Total South Africa (Cost $13,512)		15,168
SPAIN 2.9%
Corporate Bonds 0.2%
Banco Bilbao Vizcaya Argentaria, 4.50%, 11/12/15
(Tender 11/12/10)	800,000	996
Repsol International, 4.625%, 10/8/14	611,000	749
Telefonica Europe, 5.125%, 2/14/13	800,000	1,007
		2,752
Government Bonds 2.7%
Kingdom of Spain, 4.00%, 1/31/10	1,434,000	1,772
Kingdom of Spain, 5.75%, 7/30/32	3,950,000	6,113
Kingdom of Spain, 6.00%, 1/31/08	32,164,000	40,832
		48,717
Total Spain (Cost $42,540)		51,469
SUPRANATIONAL 2.4%
Corporate Bonds 2.4%
Eurofima, 6.50%, 8/22/11 (AUD)	14,680,000	10,882
European Investment Bank, 6.00%, 7/15/09 (NZD)	21,450,000	13,041
European Investment Bank, 6.50%, 9/10/14 (NZD)	29,450,000	18,280
Total Supranational (Cost $45,885)		42,203
SWEDEN 1.4%
Corporate Bonds 0.2%
Svenska Handelsbanken, 6.125%, 3/29/49 (GBP)	1,504,000	2,688
Vattenfall Treasury, 6.00%, 4/3/09 (EUR)	781,000	1,007
		3,695
Government Bonds 1.2%
Kingdom of Sweden, 5.00%, 1/28/09 (3)	155,180,000	20,955
		20,955
Total Sweden (Cost $24,457)		24,650
SWITZERLAND 0.2%
Corporate Bonds 0.2%
Credit Suisse Group, 6.375%, 6/7/13 (EUR)	1,129,000	1,565
UBS (Jersey Branch), 4.50%, 9/16/19 (EUR)	1,598,000	1,992
Total Switzerland (Cost $3,721)		3,557
TURKEY 1.2%
Government Bonds 1.2%
Republic of Turkey, 15.00%, 2/10/10	15,000,000	11,944
Republic of Turkey, 20.00%, 10/17/07	11,380,000	9,270
Total Turkey (Cost $21,425)		21,214
UNITED KINGDOM 3.9%
Corporate Bonds 1.6%
Barclays, 5.75%, 3/8/11 (EUR)	1,129,000	1,484
BAT International, 5.125%, 7/9/13 (EUR)	1,549,000	1,942
HBOS, 4.375%, 10/30/19 (Tender 10/30/14) (EUR)	1,223,000	1,503
HSBC Bank, 4.25%, 3/18/16 (EUR)	1,270,000	1,565
HSBC Holdings, 9.875%, 4/8/18	1,220,000	2,706
Imperial Tobacco Finance, 6.875%, 6/13/12	1,504,000	2,822
MMO2, 6.375%, 1/25/07 (EUR)	1,035,000	1,287
National Grid Transco, 5.00%, 7/2/18 (EUR)	386,000	478
Nationwide Building Society, 3.375%, 8/17/15
(Tender 8/17/10) (EUR)	1,692,000	2,010
Northern Rock, 5.75%, 2/28/17 (1)	1,504,000	2,688
Rio Tinto, 5.125%, 5/10/07 (EUR)	847,000	1,047
Rolls Royce, 4.50%, 3/16/11 (EUR)	819,000	1,016
Royal Bank of Scotland, 6.00%, 6/29/49 (1)	1,504,000	2,747
Scottish Power, 8.375%, 2/20/17	1,223,000	2,682
Standard Chartered Bank, 3.625%, 2/3/17
(Tender 2/3/12) (EUR)	1,504,000	1,777
United Utilities Water, 4.25%, 1/24/20 (EUR)	450,000	523
		28,277
Government Bonds 2.3%
United Kingdom Treasury, 4.25%, 6/7/32	22,705,000	40,212
		40,212
Total United Kingdom (Cost $70,454)		68,489

UNITED STATES 2.6%
Corporate Bonds 2.6%
AIG Sunamerica, 5.625%, 2/1/12 (GBP)	1,504,000	2,696
Air Products & Chemicals, 3.875%, 3/10/15 (EUR)	900,000	1,055
Allstate Life Funding, 6.375%, 1/17/11 (GBP)	1,504,000	2,759
Altria Finance, 5.625%, 6/24/08 (EUR)	1,549,000	1,949
American Express Credit Corp., 3.625%, 10/13/09 (EUR)	1,692,000	2,043
CIT Group, 4.25%, 9/22/11 (EUR)	1,200,000	1,463
Citigroup, 3.875%, 5/21/10 (EUR)	1,692,000	2,063
Dow Chemical, 4.375%, 6/25/10 (EUR)	994,000	1,221
Ford Motor Credit, 5.625%, 6/6/06 (EUR)	1,317,000	1,601
General Electric, 5.125%, 6/20/07 (EUR)	1,598,000	1,979
General Motors Acceptance Corp., 6.00%, 10/16/06 (EUR)	1,800,000	2,185
Goldman Sachs, 4.25%, 8/4/10 (EUR)	1,299,000	1,601
Hertz, 7.875%, 1/1/14 (EUR) (4)	1,000,000	1,284
International Lease Finance, 4.125%, 10/9/08 (EUR)	1,411,000	1,728
JP Morgan Chase, 4.25%, 6/9/11 (EUR)	1,223,000	1,510
MBNA Europe, 4.50%, 1/23/09 (EUR)	1,035,000	1,283
Mellon Funding Corporation, 6.375%, 11/8/11 (GBP)	1,504,000	2,796
Merrill Lynch, 4.625%, 10/2/13 (EUR)	1,223,000	1,528
Monumental Global Funding, 5.375%, 3/13/09 (EUR)	1,223,000	1,551
Morgan Stanley, 5.125%, 11/30/15 (GBP)(3)	1,300,000	2,235
Pacific Life Funding, 5.125%, 1/20/15 (GBP)	1,504,000	2,631
Pacific Life Funding, 5.50%, 5/14/09 (EUR)	1,223,000	1,556
Principal Financial Global Funding, 4.50%, 1/22/09 (EUR)	1,223,000	1,508
Tyco International, 5.50%, 11/19/08 (EUR)	390,000	490
Wal-Mart Stores, 4.75%, 1/29/13 (GBP)	1,504,000	2,596
Total United States (Cost $45,962)		45,311

SHORT-TERM INVESTMENTS 5.7%
Money Market Funds 5.7%
T. Rowe Price Reserve Investment Fund, 4.71% (6)(7)	100,727,846	100,728
Total Short-Term Investments (Cost $100,728)		100,728

SECURITIES LENDING COLLATERAL 2.8%
Money Market Pooled Account 2.8%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 4.741% (6)	49,828,250	49,828
Total Securities Lending Collateral (Cost $49,828)		49,828

Total Investments in Securities
99.6% of Net Assets (Cost $1,745,189)		1,763,245
†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Stepped coupon bond for which the coupon rate of interest will adjust on specified
	future date(s)
(2)	Variable Rate; rate shown is effective rate at period-end
(3)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and
	may be resold in transactions exempt from registration only to qualified
	institutional buyers -- total value of such securities at period end amounts to
	$2,425 and represents 0.1% of net assets.
(5)	Non-income producing
(6) Seven-day yield
(7)	Affiliated company - see Note 4
ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Open Forward Currency Exchange Contracts at March 31, 2006 were as follows:
Amounts in (000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
Credit Suisse	4/3/06	BRL	11,887	USD	3,872	$1,469
J.P. Morgan Chase	4/3/06	USD	4,017	BRL	11,887	(1,324)
ABN Amro	5/10/06	ARS	6,092	USD	2,009	(33)
Morgan Stanley	5/10/06	USD	1,981	ARS	6,092	5
ABN Amro	5/18/06	CAD	2,386	USD	2,080	(32)
ABN Amro	5/18/06	EUR	90,717	USD	111,830	(1,396)
ABN Amro	5/18/06	JPY	479,457	USD	4,179	(71)
ABN Amro	5/18/06	SEK	36,541	USD	4,692	29
ABN Amro	5/18/06	USD	59,317	EUR	48,744	(21)
ABN Amro	5/18/06	USD	2,524	HUF	533,056	78
Citibank	5/18/06	SEK	210,714	USD	27,075	151
Credit Suisse	5/18/06	INR	196,552	USD	4,406	(3)
Credit Suisse	5/18/06	JPY	5,268,880	USD	45,475	(330)
Credit Suisse	5/18/06	PLN	10,970	USD	3,450	(52)
Credit Suisse	5/18/06	TWD	141,800	USD	4,429	(40)
Credit Suisse	5/18/06	USD	8,638	EUR	7,169	(89)
Credit Suisse	5/18/06	USD	17,349	MXN	185,732	369
Credit Suisse	5/18/06	USD	4,360	TWD	141,800	(29)
J.P. Morgan Chase	5/18/06	CZK	74,782	USD	3,156	49
J.P. Morgan Chase	5/18/06	EUR	14,730	USD	17,931	0
J.P. Morgan Chase	5/18/06	GBP	609	USD	1,058	1
J.P. Morgan Chase	5/18/06	ILS	93,115	USD	19,719	234
J.P. Morgan Chase	5/18/06	JPY	12,463,349	USD	107,759	(969)
J.P. Morgan Chase	5/18/06	KRW	33,049,500	USD	34,016	37
J.P. Morgan Chase	5/18/06	MXN	9,485	USD	883	(16)
J.P. Morgan Chase	5/18/06	USD	306	DKK	1,909	(5)
J.P. Morgan Chase	5/18/06	USD	3,192	GBP	1,817	30
J.P. Morgan Chase	5/18/06	USD	30,043	MXN	330,364	(160)
J.P. Morgan Chase	5/18/06	USD	7,532	ILS	35,589	(93)
J.P. Morgan Chase	5/18/06	USD	5,028	AUD	6,790	167
J.P. Morgan Chase	5/18/06	USD	2,939	GBP	1,654	61
J.P. Morgan Chase	5/18/06	USD	544	PLN	1,721	11
Lehman Brothers	5/18/06	CAD	43,139	USD	37,474	(446)
Lehman Brothers	5/18/06	INR	194,918	USD	4,375	(9)
Lehman Brothers	5/18/06	USD	50,639	NZD	75,192	4,457
Morgan Stanley	5/18/06	GBP	22,561	USD	39,440	(180)
Royal Bank of Canada	5/18/06	USD	52,846	MXN	559,969	1,652
Royal Bank of Canada	5/18/06	USD	57,420	CAD	65,194	1,459
State Street Bank	5/18/06	CAD	23,003	USD	19,628	117
State Street Bank	5/18/06	EUR	4,268	USD	5,216	(21)
State Street Bank	5/18/06	GBP	1,953	USD	3,477	(79)
State Street Bank	5/18/06	JPY	635,346	USD	5,485	(42)
State Street Bank	5/18/06	MXN	178,311	USD	16,925	(623)
State Street Bank	5/18/06	NOK	23,430	USD	3,452	136
State Street Bank	5/18/06	USD	18,057	CAD	20,915	104
State Street Bank	5/18/06	USD	1,076	CNY	8,402	9
State Street Bank	5/18/06	USD	9,611	GBP	5,479	77
State Street Bank	5/18/06	USD	7,824	DKK	47,809	25
State Street Bank	5/18/06	USD	79,910	JPY	9,325,380	7
State Street Bank	5/18/06	USD	14,339	PLN	45,563	225
State Street Bank	5/18/06	USD	7,528	ILS	35,500	(79)
State Street Bank	5/18/06	USD	4,079	NZD	6,564	47
State Street Bank	5/18/06	USD	5,216	ZAR	32,056	23
UBS Investment Bank	5/18/06	EUR	4,641	USD	5,600	49
UBS Investment Bank	5/18/06	JPY	23,495,817	EUR	168,889	(4,277)
Credit Suisse	7/18/06	TWD	265,138	USD	8,635	(379)
Credit Suisse	7/18/06	USD	18,084	TWD	570,375	324
Lehman Brothers	7/18/06	TWD	561,598	USD	18,052	(565)
Lehman Brothers	7/18/06	USD	16,929	TWD	533,941	303
Morgan Stanley	7/18/06	TWD	277,580	USD	8,989	(346)
Credit Suisse	7/24/06	PHP	231,277	USD	4,356	145
Lehman Brothers	7/24/06	PHP	232,671	USD	4,356	172
J.P. Morgan Chase	8/18/06	MYR	67,762	USD	18,401	115
Lehman Brothers	8/18/06	USD	18,144	MYR	67,762	(372)
Morgan Stanley	9/28/06	PHP	445,711	USD	8,663	(16)
Lehman Brothers	10/16/06	CNY	141,141	USD	18,054	(130)
Lehman Brothers	10/16/06	USD	16,972	CNY	132,738	115

Net unrealized gain (loss) on open
forward currency exchange contracts						$25

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 264 U.S. Treasury ten year contracts,
$950 pledged as initial margin	6/06	$(27,950)	$427
Short, 66 U.S. Treasury Bond contracts,
$249 pledged as initial margin	6/06	(7,341)	107
Net payments (receipts) of variation
margin to date			1,264
Variation margin receivable (payable)
on open futures contracts			$1,798

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or issued by governments of emerging market countries or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $48,311,000; aggregate collateral consisted of $49,828,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $1,745,189,000. Net unrealized gain aggregated $20,327,000 at period-end, of which $57,688,000 related to appreciated investments and $37,361,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $881,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $100,728,000 and $93,369,000, respectively.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Par/Shares	Value
(Cost and value in $000s)
ARGENTINA 7.4%
Government Bonds 7.2%
City of Buenos Aires, 6.65%, 6/10/09 (ITL)(1)(2)	910,000,000	565
City of Buenos Aires, 7.00%, 5/23/08 (ITL)(2)	225,000,000	141
City of Buenos Aires, 7.875%, 4/11/11 (USD)	6,292,000	6,276
City of Buenos Aires, 9.50%, 5/28/08 (1)	6,180,000	2,781
Republic of Argentina, Zero Coupon, 12/15/35 (3)	43,628,217	1,183
Republic of Argentina, 0.63%, 12/31/38 (3)(4)	35,275,435	5,842
Republic of Argentina, 1.33%, 12/31/38 (USD)(3)(4)	7,317,464	2,779
Republic of Argentina, 4.278%, 8/3/12 (USD)(4)	26,345,000	21,438
Republic of Argentina, 8.28%, 12/31/33 (USD)	544,513	536
Republic of Argentina, BODEN, 8.28%, 12/31/33 (USD)	1	—
		41,541
Warrants 0.2%
Republic of Argentina, Warrants, 12/15/35 (USD)(3)(5)	11,867,466	1,092
		1,092
Total Argentina (Cost $35,600)		42,633
BARBADOS 0.2%
Government Bonds 0.2%
Government of Barbados, 6.625%, 12/5/35 (USD)	1,000,000	992
Total Barbados (Cost $1,020)		992
BRAZIL 17.7%
Corporate Bonds 0.2%
BankBoston Banco Multiplo, 17.20%, 7/1/08	2,500,000	1,196
		1,196
Government Bonds 17.5%
Brazil Letra Tesouro Nacional, Zero Coupon, 1/1/08	3,000,000	1,086
Brazil Notas Do Tesouro, 6.00%, 5/15/09	21,600,000	14,283
Brazil Notas Do Tesouro, 6.00%, 5/15/45	7,000,000	3,934
Federal Republic of Brazil, (Registered shares)
4.25%, 4/15/09 (USD)(4)	2,423,077	2,424
Federal Republic of Brazil, (Bearer shares)
5.188%, 4/15/09 (USD)(4)	269,231	269
Federal Republic of Brazil, 5.25%, 4/15/12 (USD)(4)	1,070,568	1,070
Federal Republic of Brazil, 6.00%, 4/15/24 (USD)	3,000,000	3,001
Federal Republic of Brazil, 7.875%, 3/7/15 (USD)(3)	900,000	974
Federal Republic of Brazil, 8.00%, 1/15/18 (USD)(3)	25,352,000	27,456
Federal Republic of Brazil, 8.75%, 2/4/25 (USD)	10,950,000	12,593
Federal Republic of Brazil, 8.875%, 10/14/19 (USD)	4,450,000	5,163
Federal Republic of Brazil, 10.125%, 5/15/27 (USD)(3)	12,750,000	16,575
Federal Republic of Brazil, 11.00%, 8/17/40 (USD)(3)	8,125,000	10,422
Federal Republic of Brazil, 12.50%, 1/5/16	3,000,000	1,398
		100,648
Total Brazil (Cost $93,228)		101,844

COLOMBIA 2.1%
Government Bonds 2.1%
Republic of Colombia, 10.375%, 1/28/33 (USD)(3)	1,000,000	1,403
Republic of Colombia, 10.75%, 1/15/13 (USD)(3)	4,915,000	6,119
Republic of Colombia, 11.75%, 2/25/20 (USD)(3)	3,000,000	4,278
Total Colombia (Cost $10,804)		11,800

ECUADOR 1.0%
Government Bonds 1.0%
Republic of Ecuador, 9.00%, 8/15/30 (USD)(1)	5,750,000	5,815
Total Ecuador (Cost $5,769)		5,815
EGYPT 0.3%
Government Bonds 0.3%
Republic of Egypt, 0.00%, 1/30/07	9,535,000	1,547
Total Egypt (Cost $1,557)		1,547
GABON 0.2%
Government Bonds 0.2%
Republic of Gabon, 5.50%, 5/1/08 (USD)(4)	1,478,040	953
Total Gabon (Cost $957)		953
GERMANY 3.6%
Government Bonds 3.6%
Aries Vermogensverwaltung, 9.60%, 10/25/14 (USD)	16,750,000	20,958
Total Germany (Cost $19,825)		20,958
INDONESIA 3.1%
Government Bonds 3.1%
Republic of Indonesia, 6.875%, 3/9/17 (USD)	4,700,000	4,653
Republic of Indonesia, 8.50%, 10/12/35 (USD)(3)	11,800,000	13,179
Total Indonesia (Cost $16,465)		17,832
IRAQ 3.1%
Government Bonds 3.1%
Republic of Iraq, Zero Coupon, 10/25/10 (USD)(5)	5,000,000	1,145
Republic of Iraq, 5.80%, 1/15/28 (USD)(3)	24,500,000	16,599
Total Iraq (Cost $19,152)		17,744
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 1.90%, 3/29/18 (FRF)(1)(2)(6)(7)	12,350,000	571
Total Ivory Coast (Cost $1,074)		571
JAMAICA 4.5%
Corporate Bonds 0.4%
Air Jamaica Limited, 9.375%, 7/8/15 (USD)	2,000,000	2,070
		2,070
Government Bonds 4.1%
Government of Jamaica, 8.50%, 2/28/36 (USD)(3)	2,000,000	1,948
Government of Jamaica, 9.00%, 6/2/15 (USD)	6,500,000	6,857
Government of Jamaica, 10.625%, 6/20/17 (USD) (8)	12,675,000	14,703
		23,508
Total Jamaica (Cost $24,311)		25,578
LEBANON 3.1%
Corporate Bonds 2.5%
Banque Deu Liban, 10.00%, 4/25/15 (USD)	12,000,000	14,130
		14,130
Government Bonds 0.6%
Lebanese Republic, 8.50%, 1/19/16 (USD)	3,505,000	3,772
		3,772
Total Lebanon (Cost $16,693)		17,902
MEXICO 10.6%
Corporate Bonds 4.0%
BBVA Bancomer, 5.38%, 7/22/15 (USD)	2,000,000	1,963
Pemex Project Funding Master Trust, 6.625%, 6/15/35 (USD)(3)	8,000,000	7,770

Pemex Project Funding Master Trust, 6.625%, 6/15/35 (USD)(3)	2,100,000	2,039
Pemex Project Funding Master Trust, 7.75%, 9/28/49 (USD)(3)	9,250,000	9,458
Pemex Project Funding Master Trust, 8.625%, 2/1/22 (USD)(1)	1,500,000	1,774
		23,004
Government Bonds 6.6%
Petroleos Mexicanos, 9.91%, 7/16/15	10,000,000	968
United Mexican States, 5.625%, 1/15/17 (USD)	11,000,000	10,665
United Mexican States, 6.75%, 9/27/34 (USD)(3)	5,000,000	5,181
United Mexican States, 8.00%, 12/19/13	106,040,000	9,437
United Mexican States, 8.125%, 12/30/19 (USD)	6,575,000	7,745
United Mexican States, 9.00%, 12/22/11	20,000,000	1,883
United Mexican States, 10.00%, 12/5/24	18,800,000	1,934
		37,813
Warrants 0.0%
United Mexican States, Series E, Warrants, 6/30/07 (USD)	2,000,000	52
United Mexican States, Series D, Warrants, 6/30/06 (USD)	2,000,000	28
		80
Total Mexico (Cost $60,639)		60,897

NORTH KOREA 0.1%
Government Bonds 0.1%
North Korea Debt Corporation, Zero Coupon, 3/12/10 (DEM)(2)(5)	4,000,000	515
North Korea Debt Corporation, Zero Coupon, 3/12/10 (CHF)(5)	2,000,000	319
Total North Korea (Cost $475)		834
PANAMA 1.0%
Government Bonds 1.0%
Republic of Panama, 6.70%, 1/26/36 (USD)	4,860,000	4,855
Republic of Panama, 9.625%, 2/8/11 (USD)	600,000	693
Total Panama (Cost $5,310)		5,548
PERU 1.9%
Government Bonds 1.9%
Republic of Peru, 5.00%, 3/7/17 (USD)(4)(7)	3,081,000	2,935
Republic of Peru, 7.35%, 7/21/25 (USD)	5,000,000	4,924
Republic of Peru, 8.75%, 11/21/33 (USD)	2,900,000	3,237
Total Peru (Cost $10,820)		11,096
PHILIPPINES 4.9%
Corporate Bonds 1.0%
National Power, 9.024%, 8/23/11 (USD)(4)(9)	5,500,000	6,071
		6,071
Government Bonds 3.9%
Republic of Philippines, 9.50%, 2/2/30 (USD)(3)	6,000,000	7,132
Republic of Philippines, 9.875%, 1/15/19 (USD)(3)	7,100,000	8,555
Republic of Philippines, 10.625%, 3/16/25 (USD)(3)	5,000,000	6,491
		22,178
Total Philippines (Cost $24,916)		28,249
RUSSIA 10.0%
Corporate Bonds 3.7%
Gaz Capital SA, 8.625%, 4/28/34 (USD)	2,000,000	2,472
Gazprom OAO, 9.625%, 3/1/13 (USD)	15,680,000	18,620
		21,092
Government Bonds 6.3%
Russian Federation, 5.00%, 3/31/30 (USD)(4)	33,356,817	36,557
		36,557
Total Russia (Cost $54,439)		57,649
SERBIA 3.9%
Government Bonds 3.9%
Republic of Serbia, 3.75%, 11/1/24 (USD)(4)	24,895,240	22,530
Total Serbia (Cost $22,140)		22,530
TRINIDAD AND TOBAGO 0.2%
Corporate Bonds 0.2%
National Gas Company Trinidad, 6.05%, 1/15/36 (USD)(3)	1,200,000	1,126
Total Trinidad And Tobago (Cost $1,195)		1,126
TURKEY 6.8%
Government Bonds 6.8%
Republic of Turkey, 6.875%, 3/17/36 (USD)(3)	15,535,000	15,069
Republic of Turkey, 7.25%, 3/15/15 (USD)	1,000,000	1,045
Republic of Turkey, 7.375%, 2/5/25 (USD)	5,000,000	5,200
Republic of Turkey, 8.00%, 2/14/34 (USD)	1,500,000	1,652
Republic of Turkey, 11.875%, 1/15/30 (USD) (3)	2,000,000	3,103
Republic of Turkey, 20.00%, 10/17/07	15,730,000	12,813
Total Turkey (Cost $36,817)		38,882
UKRAINE 0.4%
Government Bonds 0.4%
Government of Ukraine, 7.65%, 6/11/13 (USD)(3)	2,000,000	2,100
Total Ukraine (Cost $2,126)		2,100
URUGUAY 0.9%
Government Bonds 0.9%
Republic of Uruguay, 9.25%, 5/17/17 (USD)	4,200,000	4,914
Total Uruguay (Cost $4,443)		4,914
VENEZUELA 3.7%
Government Bonds 3.7%
Republic of Venezuela, 7.65%, 4/21/25 (USD)	4,000,000	4,330
Republic of Venezuela, 8.50%, 10/8/14 (USD)(3)	1,000,000	1,123
Republic of Venezuela, 9.25%, 9/15/27 (USD)(3)	6,000,000	7,635
Republic of Venezuela, 13.625%, 8/15/18 (USD)	5,250,000	8,085
		21,173
Warrants 0.0%
Republic of Venezuela, Warrants, 4/15/20 (USD)	7,140	243
		243
Total Venezuela (Cost $16,634)		21,416
VIETNAM 3.3%
Government Bonds 3.3%
Republic of Vietnam, 5.875%, 3/13/28 (USD)(4)	4,750,000	4,566
Republic of Vietnam, 6.875%, 1/15/16 (USD)	13,775,000	14,274
Total Vietnam (Cost $17,411)		18,840
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Reserve Investment Fund, 4.71% (10)(11)	26,685,807	26,686
Total Short-Term Investments (Cost $26,686)		26,686
SECURITIES LENDING COLLATERAL 25.3%

Money Market Pooled Account 25.3%

Investment in money market pooled account managed by
JP Morgan Chase Bank, London, 4.741% (10)	145,045,947	145,046

Total Securities Lending Collateral (Cost $145,046)		145,046

Total Investments in Securities
124.0% of Net Assets (Cost $675,552)		$711,982

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(2)	Security is denominated in legacy currency indicated and trades in euro.
(3)	All or a portion of this security is on loan at March 31, 2006 - see Note 2
(4)	Floating-Rate Note
(5)	Non-income producing
(6)	In default with respect to payment of interest
(7)	Past Due Interest Bond
(8)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2006.
(9)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$6,071 and represents 1.1% of net assets.
(10)	Seven-day yield
(11)	Affiliated company - see Note 4
BRL	Brazilian real
CHF	Swiss franc
DEM	German mark
FRF	French franc
ITL	Italian Lira
USD	U.S. Dollar

Open Forward Currency Exchange Contracts at March 31, 2006 were as follows:
Amounts in (000s)
						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)

Credit Suisse	5/2/06	BRL	2,878	USD	1,000	313
Credit Suisse	5/2/06	USD	1,266	BRL	2,878	(47)
J.P. Morgan Chase	5/18/06	USD	3,746	EUR	3,123	$(56)

Net unrealized gain (loss) on open
forward currency exchange contracts						$210

Open Futures Contracts at March 31, 2006 were as follows:
($ 000s)
					Contract	Unrealized
			Expiration		Value	Gain (Loss)
Short, 86 U.S. Treasury Bond contracts,
$150 par of 10.625% Government of
Jamaica bonds pledged as initial margin			6/06		$(9,387)	$189
Net payments (receipts) of variation
margin to date						(186)
Variation margin receivable (payable)
on open futures contracts						$3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS BOND FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide high income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets, issued by governments of emerging market countries, or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Noninvestment-Grade Debt Securities

The fund may invest in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At March 31, 2006, the value of loaned securities was $141,579,000; aggregate collateral consisted of $145,046,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $675,552,000. Net unrealized gain aggregated $36,816,000 at period-end, of which $40,328,000 related to appreciated investments and $3,512,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $252,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $26,686,000 and $17,712,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006